PARENT COMPANY CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2013
PARENT COMPANY CONDENSED FINANCIAL STATEMENTS
PARENT COMPANY CONDENSED FINANCIAL STATEMENTS

NOTE 15 - PARENT COMPANY CONDENSED FINANCIAL STATEMENTS

The Federal Reserve Bank of Chicago requested that the board of directors adopt resolutions relating to certain operations of AJS Bancorp. The board resolutions require written approval from the Federal Reserve Bank of Chicago prior to the declaration or payment of dividends, any increase in debt or the stock repurchase or redemption of holding company stock. AJS Bancorp’s board adopted the resolutions requested by the Federal Reserve Bank of Chicago on May 15, 2012.

The following are the condensed balance sheets and statements of operations and cash flows for AJS Bancorp, Inc.

CONDENSED BALANCE SHEETS

	December 31,
	2013	2012
ASSETS
Cash and cash equivalents	$5,616	$307
Investment in bank subsidiary	28,204	22,943
Other	1,249	155

	$35,069	$23,405

LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities	$685	$553
Stockholders’ equity	34,384	22,852

	$35,069	$23,405

CONDENSED STATEMENTS OF OPERATIONS

	December 31,
	2013	2012
Income
Interest on deposits in financial institution	$2	$1
Interest on ESOP loan	9	—
	11	1
Other expenses
Other operating expenses	84	7

Loss before income taxes and equity in undistributed earnings	(73)	(6)

Income tax benefit	—	—

Loss before equity in undistributed (loss) income of bank subsidiary	(73)	(6)

Undistributed income (loss) from bank subsidiary	976	(16)

Net income(loss)	$903	$(22)

CONDENSED STATEMENTS OF CASH FLOWS

	December 31,
	2013	2012
Operating activities
Net income (loss)	$903	$(22)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in undistributed income (loss) of bank subsidiary	(976)	16
Change in other assets and liabilities	14	(23)
Net cash used in operating activities	(59)	(29)

Investing activities
Capital distribution to Bank	(6,393)	—
ESOP loan disbursement and repayment, net	(1,081)	—
Net cash used in investing activities	(7,474)	—

Financing activities
Net Proceeds from stock offering	12,849	—
Purchase of treasury stock	(7)	(3)
Net cash provided in financing activities	12,842	(3)

Net change in cash and cash equivalents	5,309	(32)

Cash and cash equivalents at beginning of year	307	339

Cash and cash equivalents at end of year	$5,616	$307